Equity (Details)								6 Months Ended
		Dec. 24, 2025 USD ($) $ / shares shares	Nov. 24, 2025	Nov. 10, 2024 USD ($) $ / shares shares	Nov. 10, 2024 SGD ($) shares	Oct. 17, 2024 USD ($) $ / shares shares	Oct. 17, 2024 SGD ($) shares	Jun. 30, 2026 USD ($) $ / shares shares		Dec. 31, 2025 $ / shares shares		Dec. 01, 2023 $ / shares shares	Nov. 16, 2023 USD ($) shares	Sep. 27, 2023 USD ($) $ / shares shares
Equity [Line Items]
Authorized share capital (in Dollars) | $													$ 50,000	$ 50,000
Shares authorized														50,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares												$ 0.0001		$ 0.001
Shares issued completion								609,756
Board of Directors [Member]
Equity [Line Items]
Reverse share split			8-for-1
Minimum [Member]
Equity [Line Items]
Share outstanding								1,652,224
Maximum [Member]
Equity [Line Items]
Share outstanding								13,217,629
Class A Ordinary Shares [Member]
Equity [Line Items]
Shares authorized								50,000,000	[1],[2]	50,000,000	[1],[2]		50,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares	[1],[2]							$ 0.0008		$ 0.0008
Common stock, shares issued								2,261,980	[1],[2]	1,652,224	[1],[2]	1,250,000
Shares issued completion						187,500	187,500
Shares price per share (in Dollars per share) | $ / shares						$ 32
Net proceeds | $						$ 3,900,000
Aggregate shares granted				214,704	214,704
Fair value of shares grant (in Dollars per share) | $ / shares				$ 4.2384
Aggregate value granted				$ (172)	$ 221
Increase ordinary shares (in Dollars) | $								$ 488
Decrease ordinary shares (in Dollars) | $								$ 488
Holders entitled to exercise vote								one
Class A Ordinary Shares [Member] | Minimum [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares								$ 0.0001
Class A Ordinary Shares [Member] | Maximum [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares								$ 0.0008
Class B Ordinary Shares [Member]
Equity [Line Items]
Shares authorized								100,000,000		100,000,000			100,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares								$ 0.0001		$ 0.0001
Common stock, shares issued								10,000,000		10,000,000		10,000,000
Holders entitled to exercise vote								20
Private Placement of Class A Ordinary Shares [Member]
Equity [Line Items]
Shares issued completion		609,756
Private Placement [Member]
Equity [Line Items]
Price per share | $ / shares		$ 2.46
Issuance of private placement (in Dollars) | $		$ 1,500,000						$ 1,500,000
IPO [Member]
Equity [Line Items]
Gross proceeds (in Dollars) | $						$ 6,000,000
Net proceeds | $							$ 5,300,000
Price per share | $ / shares						$ 32
Common Stock [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Aggregate value granted				$ (922,645)	$ 1,185,506

[1]	All per share amounts and shares outstanding for all periods have been retroactively adjusted to reflect the 8-for-1 reverse share split for Class A ordinary share of SPRINGVIEW HOLDINGS LTD, which was effective on December 2, 2025.
[2]	The shares and per share information are presented on a retrospective basis to reflect the reorganization.